Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies
33.
Financial risk management objectives and policies

The Group’s principal financial liabilities comprise loans and borrowings, trade and other payables and other financial liability arising from a put option to a non-controlling interest. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, and cash and bank deposits that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk.

The sensitivity analyses in the following sections relate to the position as of December 31, 2024 and 2025.

The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2025.

The analyses exclude the impact of movements in market variables on provisions and on the non-financial assets and liabilities of foreign operations.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates to the Group’s interest-bearing loans and borrowings from banks. The interest-bearing loans and borrowings of the Group are disclosed in Note 27.

The Group manages its interest rate risk by having a mixture of fixed and variable rates for its loans and borrowings.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for interest-bearing loans and borrowings at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis points increase or decrease is used and represents management’s assessment of the possible change in interest rates.

If interest rate had been 50 (2024: 50) basis points higher or lower and all other variables were held constant, the profit before tax for the year ended December 31, 2025 of the Group would decrease/increase by RMB 10.1 million (US$1.5 million) (2024: decrease/increase by RMB 12.5 million) arising from interest expenses on interest-bearing loans and borrowings.

Foreign currency exchange rate risk

Foreign currency exchange rate risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign currency exchange rates. The Group’s exposure to this risk relates primarily to the cash and bank balances, purchases and sales that are denominated in currencies other than the respective functional currencies of the entities within the Group. The currencies giving rise to this risk are primarily the Singapore Dollar, US Dollar and Euro.

Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

33.
Financial risk management objectives and policies (cont’d)

Foreign currency exchange rate risk (cont’d)

The Group’s exposures to foreign currency are as follows:

	31.12.2024
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	625	3,997	63,161	253
Cash and bank balances	133,884	7,212	13,124	1,117
Financial liabilities	(870)	—	—	—
Trade and other receivables	(7,628)	(3,522)	(7,238)	(4,808)
Net assets/(liabilities)	126,011	7,687	69,047	(3,438)

	31.12.2025
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	309	21,088	78,667	152
Cash and bank balances	109,713	1,231	18,573	1,334
Financial liabilities	(176)	—	—	—
Trade and other payables	(11,642)	(8,283)	(2,683)	(12,589)
Net assets/(liabilities)	98,204	14,036	94,557	(11,103)
US$’000	14,186	2,028	13,659	(1,604)

Foreign currency exchange rate risk sensitivity

A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase profit before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit before tax
	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Singapore Dollar	12,601	9,820	1,419
Euro	769	1,404	203
US Dollar	6,905	9,456	1,366

33.
Financial risk management objectives and policies (cont’d)

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria.

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit.

An impairment analysis is performed at each reporting date using a provision matrix. The provision rates are determined based on days past due for groupings of various customer segments with similar loss patterns (i.e. by profiles of the customers). The calculation reflects the reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written-off after assessment and are not subject to enforcement activity. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 15. The Group’s share of bills receivables of an associate and a joint venture which was used as collateral as security is disclosed in Note 5 and 6 respectively.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2024	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	12.6%	0.4%	7.8%	15.7%	21.2%	71.4%
Estimated total gross carrying amount at default	1,828,773	653,519	641,862	225,739	154,973	152,680
Expected credit loss	229,694	2,561	49,750	35,500	32,818	109,065

		Trade receivables
			Days past due
As of December 31, 2025	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	10.0%	1.2%	1.6%	0.5%	1.0%	80.5%
Estimated total gross carrying amount at default	2,733,386	1,030,594	929,463	290,826	179,201	303,302
Expected credit loss	274,457	11,874	15,196	1,567	1,743	244,077

At December 31, 2025, the Group had top 5 customers (2024: top 5 customers) that owed the Group more than RMB 847.6 million (US$122.4 million) (2024: RMB 242.4 million) and accounted for approximately 31.0% (2024: 13.3%) of trade receivables (including trade amounts due from related parties but excluding bills receivables) respectively. These customers are located in the PRC. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets mentioned in Note 15. The Group’s share of bills receivables of an associate and a joint venture which was used as collateral as security is disclosed in Note 5 and 6 respectively.

Cash and fixed deposits are placed with reputable banks and financial institutions with high credit ratings and no history of default.

33.
Financial risk management objectives and policies (cont’d)

Liquidity risk

The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.

The table below summarizes the maturity profile of the Group’s financial assets and liabilities, as well as lease liabilities, based on contractual undiscounted payments.

	1 year or less	1 to 5 years	After 5 years	Total
As of December 31, 2024	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	8,578,001	—	—	8,578,001
Other receivables, excluding tax recoverable	397,302	—	—	397,302
Cash and bank balances	6,433,593	—	—	6,433,593
	15,408,896	—	—	15,408,896
Financial liabilities
Loans and borrowings	1,903,247	645,124	—	2,548,371
Trade and other payables (Note 23)	10,230,724	171,768	—	10,402,492
Lease liabilities	34,335	30,711	758	65,804
Other financial liability	—	81,368	—	81,368
	12,168,306	928,971	758	13,098,035

	1 year or less	1 to 5 years	After 5 years	Total	Total
As of December 31, 2025	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	10,878,223	—	—	10,878,223	1,571,362
Other receivables, excluding tax recoverable	221,700	—	—	221,700	32,024
Cash and bank balances	7,913,083	—	—	7,913,083	1,143,047
	19,013,006	—	—	19,013,006	2,746,433
Financial liabilities
Loans and borrowings	2,016,653	20,225	—	2,036,878	294,227
Trade and other payables (Note 23)	14,421,602	151,862	—	14,573,464	2,105,140
Lease liabilities	37,350	33,694	14,300	85,344	12,328
Other financial liability	—	81,368	—	81,368	11,754
	16,475,605	287,149	14,300	16,777,054	2,423,449